Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000034078
Account Value [Line Items]
Account Value	$ 10,083	$ 9,055	$ 8,921	$ 11,469	$ 11,489	$ 10,954	$ 10,117	$ 10,252	$ 9,730	$ 9,203	$ 9,746
C000034080
Account Value [Line Items]
Account Value	9,752	8,758	8,627	11,165	11,260	10,828	10,073	10,277	9,832	9,368	10,000
C000023406
Account Value [Line Items]
Account Value	17,851	14,333	14,074	14,903	11,276	12,439	11,296	11,443	9,231	9,316	9,425
C000023408
Account Value [Line Items]
Account Value	17,835	14,320	14,062	15,004	11,439	12,707	11,626	11,871	9,644	9,809	10,000
C000107874
Account Value [Line Items]
Account Value	11,568	9,659	8,629	13,011	11,338	10,539	9,057	11,087	8,350	7,703	9,429
C000107875
Account Value [Line Items]
Account Value	11,540	9,636	8,609	13,090	11,489	10,772	9,316	11,497	8,727	8,104	10,000
C000023423
Account Value [Line Items]
Account Value	17,216	13,825	12,692	17,285	12,517	11,971	11,426	12,956	9,924	9,905	9,426
C000023425
Account Value [Line Items]
Account Value	$ 17,271	$ 13,869	$ 12,732	$ 17,471	$ 12,746	$ 12,272	$ 11,801	$ 13,479	$ 10,392	$ 10,440	$ 10,000